SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Net loss per common share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Warrants are exercisable to purchase common stock (in shares)	5,980,750
Redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss, as adjusted	$ (137,936)	$ (247,320)
Weighted average shares outstanding, basic (in shares)	11,425,027	4,505,479
Weighted average shares outstanding, diluted (in shares)	11,425,027	4,505,479
Basic net loss per common share (in dollars per share)	$ (0.01)	$ (0.05)
Diluted net loss per common share (in dollars per share)	$ (0.01)	$ (0.05)
Non-redeemable common stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of net loss, as adjusted	$ (40,282)	$ (155,222)
Weighted average shares outstanding, basic (in shares)	3,336,500	2,827,725
Weighted average shares outstanding, diluted (in shares)	3,336,500	2,827,725
Basic net loss per common share (in dollars per share)	$ (0.01)	$ (0.05)
Diluted net loss per common share (in dollars per share)	$ (0.01)	$ (0.05)